Equity - Schedule of Ordinary Shares (Detail) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Classes Of Share Capital [Line Items]
Number of ordinary shares authorised	500,000,000	500,000,000	500,000,000
Authorized par value per share	$ 0.01	$ 0.01	$ 0.01
Amount of ordinary shares authorised	$ 5,000,000	$ 5,000,000	$ 5,000,000
Amount of share capital par value issued and fully paid	$ 63,019,962	$ 63,019,962	$ 61,826,237
Ordinary Shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of ordinary shares issued and fully paid	348,723,365	348,723,365	209,675,470
American Depositary Shares before Ratio Change
Disclosure Of Classes Of Share Capital [Line Items]
Number of ordinary shares issued and fully paid	69,744,673	69,744,673	41,935,094
American Depositary Shares after Ratio Change
Disclosure Of Classes Of Share Capital [Line Items]
Number of ordinary shares issued and fully paid	13,948,935	13,948,935	8,387,019
Ordinary Surplus [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Amount of share capital surplus issued and fully paid	$ 213,098,729	$ 213,098,729	$ 115,754,741